Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses (federal and state)	$ 8,994	$ 11,686
Accrued expenses	7,995	5,548
Accrued workers compensation costs	5,489	4,617
Stock-based compensation	1,669	3,942
Tax benefits relating to uncertain positions	72	70
Tax credits (federal and state)	4,318	69
Other	160	232
Total	28,697	26,164
Valuation allowance	(5,194)	(1,547)
Total deferred tax assets	23,503	24,617
Deferred tax liabilities:
Depreciation and amortization	(22,259)	(36,799)
Deferred service revenues	(24,456)	(25,689)
Prepaid health plan expenses	(1,143)	(14,115)
Total deferred tax liabilities	(47,858)	(76,603)
Net deferred tax liabilities	$ (24,355)	$ (51,986)